Organization and Principal Activities - Results of Operations and Cash Flows of VIEs and its Subsidiaries taken as Whole (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 5,303,835	$ 832,288	¥ 5,825,624	¥ 4,647,513
Cost	4,105,767	644,285	4,742,668	3,565,109
Net income/(loss)	88,605	13,903	173,324	292,170
Net cash (used in)/ provided by operating activities	308,968	48,485	185,196	245,484
Net cash used in investing activities	(265,321)	(41,636)	(433,083)	(268,956)
Net cash provided by/(used in) financing activities	17,133	$ 2,687	(146,375)	48,542
VIEs
Variable Interest Entity [Line Items]
Revenue	131,379		25,994
Cost	1,291,468		214,289
Net income/(loss)	(60,908)		152,908	276,426
Net cash (used in)/ provided by operating activities	(794,936)		(162,243)
Net cash used in investing activities	(83,325)		(30,404)	(1,482)
Net cash provided by/(used in) financing activities	(156,406)		154,557	161,722
VIEs | Related Party and Third Parties
Variable Interest Entity [Line Items]
Revenue	4,859,414		5,790,475	4,647,513
Cost	2,870,809		4,556,588	3,565,109
VIEs | Third Party
Variable Interest Entity [Line Items]
Net cash (used in)/ provided by operating activities	1,248,860		218,030	240,823
Net cash used in investing activities	¥ (233,934)		(490,270)	(97,702)
Net cash provided by/(used in) financing activities			¥ (98,390)	¥ 95,933